Property and Equipment	12 Months Ended
Apr. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
7.
PROPERTY AND EQUIPMENT

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Computer Software $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2022	136	35	47	2,586	239	353	5,672	138	9,206
Additions	138	—	—	7,593	—	101	1,064	28	8,924
Completion of work-in-process	—	—	—	—	—	166	—	(166)	—
Disposals	(3)	—	—	(1,290)	(95)	—	(700)	—	(2,088)
Foreign exchange	17	18	3	196	23	6	437	—	700
Balance, April 30, 2023	288	53	50	9,085	167	626	6,473	—	16,742
Additions	56	—	—	7,826	1	27	1,316	31	9,257
Disposals	(111)	(31)	(49)	(1,634)	—	(344)	(2,554)	—	(4,723)
Foreign exchange	(4)	(1)	(1)	(133)	(3)	(2)	(92)	—	(236)
Balance, April 30, 2024	229	21	—	15,144	165	307	5,143	31	21,040

Accumulated Depreciation:
Balance, April 30, 2022	70	29	47	1,736	46	348	3,371	—	5,647
Depreciation	84	3	—	1,109	58	40	977	—	2,271
Disposals	(3)	—	—	(1,274)	(57)	—	(507)	—	(1,841)
Foreign exchange	6	1	3	181	10	—	72	—	273
Balance, April 30, 2023	157	33	50	1,752	57	388	3,913	—	6,350
Depreciation	101	4	—	1,723	56	58	849	—	2,791
Disposals	(110)	(31)	(49)	(1,606)	—	(344)	(2,554)	—	(4,694)
Foreign exchange	(2)	—	(1)	(38)	(1)	—	(61)	—	(103)
Balance, April 30, 2024	146	6	—	1,831	112	102	2,147	—	4,344

Net Book Value:
April 30, 2023	131	20	—	7,333	110	238	2,560	—	10,392
April 30, 2024	83	15	—	13,313	53	205	2,996	31	16,696